CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 1,318,424	$ 10,777	$ 835,657
Total Current Assets	3,345,821	135,777	889,657
Property and equipment	1,295,131	241,376	150,505
Total Assets	10,537,048	377,153	1,040,162
Current Liabilities:
Accounts payable	445,862	377,746	60,248
Accrued compensation	342,770	641,639	308,500
Accrued expenses	994,775	250,355	9,502
Convertible note payable, net of discount of $183,560	1,233,938	476,440
Loan payable	767,218	114,500	14,500
Loans payable – related party	4,500,000	27,017	100
Liabilities of discontinued operations	67,093	67,093	67,093
Total current liabilities	9,605,380	1,954,790	459,943
Total Liabilities	11,355,380	1,954,790	459,943
Commitments and contingencies
Mezzanine Equity:
Series C Preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding
Total mezzanine equity	1,800,000	1,800,000	625,000
Common stock, $0.001 par value, 2,000,000,000 shares authorized, 402,196,273 and 312,860,376 shares issued and outstanding, respectively	603,605	402,197	312,861
Common stock to be issued	302,552	76,911	227,544
Additional paid-in capital	23,490,778	15,203,394	12,576,049
Accumulated other comprehensive loss	(16,792)	16,670
Accumulated deficit	(27,018,878)	(19,078,809)	(13,165,085)
Total stockholders' deficit	(2,618,332)	(3,377,637)	(44,781)
Total liabilities and stockholders' deficit	10,537,048	377,153	1,040,162
Series B Preferred Stock [Member]
Mezzanine Equity:
Series C Preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding	1,800,000	1,800,000	625,000
Series A Preferred Stock [Member]
Mezzanine Equity:
Series C Preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding			1,850
Total stockholders' deficit			1,850
Series C Preferred Stock [Member]
Mezzanine Equity:
Series C Preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding	2,000	2,000	2,000
Total stockholders' deficit	$ 2,000	$ 2,000	$ 2,000